UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21059

            AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC


Financial Statements

July 31, 2005

                                TABLE OF CONTENTS

Schedules of Investments.......................................................1
Statements of Assets and Liabilities...........................................5
Statements of Operations.......................................................6
Statements of Changes in Members' Capital......................................7
Statements of Cash Flows.......................................................9
Financial Highlights..........................................................10
Notes to Financial Statements.................................................14
Approval of Investment Advisory Agreements....................................21


The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                       Schedule of Investments (Unaudited)

                                  July 31, 2005

               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

[Pie Chart Omitted]
Plot points are as follows:
Fixed Income Arbitrage                 26.46%
Fixed Income/Event Arbitrage           11.17%
Statistical Arbitrage                   6.32%
Convertible Arbitrage                   4.44%
Event Arbitrage                        12.87%
Event Arbitrage/Distressed Investments 38.74%

                                                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                                                   COST              VALUE                CAPITAL*
--------------------------------------------------------------------------------------------------------------------------

AQR Global Arbitrage Offshore Fund (USD), Ltd.                $      27,726,549    $    28,858,389            10.68%
Davidson Kempner Partners                                            25,000,000         26,269,812             9.72
FFIP, L.P.                                                           14,630,000         16,796,210             6.22
Ishin Fund, LLC                                                      13,000,000         11,474,168             4.25
Pentangle Partners, L.P.                                             16,000,000         16,324,932             6.04
Pequot Credit Opportunities Fund, L.P.                               15,000,000         15,134,555             5.60
Perry Partners, L.P.                                                 26,600,000         33,246,461            12.31
Satellite Fund II, L.P.                                              25,850,000         28,674,214            10.61
South Hill Trading Corp.                                             15,000,000         15,785,188             5.84
Sowood Alpha Fund, L.P.                                              42,000,000         45,146,010            16.71
Standard Pacific Credit Opportunities Fund, L.P.                     20,000,000         20,636,658             7.64
                                                            --------------------------------------------------------------
    Total                                                     $     240,806,549    $   258,346,597            95.62%
                                                            ==============================================================

*Percentages are based on Members' Capital of $270,167,018.

The aggregate cost of investments for tax purposes was $240,806,549. Net unrealized appreciation on investments for tax purposes was $17,540,048 consisting of $19,065,880 of gross unrealized appreciation and $1,525,832 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 95.62% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                       Schedule of Investments (Unaudited)

                                  July 31, 2005

               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

[Pie Chart Omitted]
Plot points is as follows:
Distressed Investments 100 %


                                                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                                                   COST              VALUE                CAPITAL*
--------------------------------------------------------------------------------------------------------------------------

King Street Capital, L.P.                                     $       7,050,000    $     8,352,783            16.95%
Satellite Credit Opportunities Fund, Ltd.                             8,750,000         10,306,635            20.92
Silver Point Capital Fund, L.P.                                      11,100,000         13,874,561            28.16
Watershed Capital Partners, L.P.                                     11,050,000         12,089,914            24.54
                                                            --------------------------------------------------------------
    Total                                                     $      37,950,000    $    44,623,893            90.57%
                                                            ==============================================================


*Percentages are based on Members' Capital of $49,269,244.

The aggregate cost of investments for tax purposes was $37,950,000. Net unrealized appreciation on investments for tax purposes was $6,673,893 consisting of $6,673,893 of gross unrealized appreciation and of $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 90.57% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Unaudited)

                                  July 31, 2005

               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

[Pie Chart Omitted]

Plot points are as follows:
Short Equity Investments                2.85%
Equity Investment Market Neutral        3.72%
Long/Short Equity Investments          93.43%

                                                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                                                   COST              VALUE                CAPITAL*
--------------------------------------------------------------------------------------------------------------------------

Bay Pond Partners, L.P.                                       $      27,000,000    $    35,762,827            10.08%
Bay Resource Partners, L.P.                                          20,000,000         24,966,429             7.03
Cadmus Capital Partners (QP), L.P.                                   21,000,000         23,763,846             6.69
Cantillion Pacific, L.P.                                             10,000,000         11,499,850             3.24
Cantillion U.S. Low Volatility, L.P.                                 12,000,000         12,683,681             3.57
Cavalry Technology, L.P.                                             38,750,000         37,993,855            10.70
The Elkhorn Fund, LLC                                                15,000,000         16,277,457             4.59
Fine Partners I, L.P.                                                17,500,000         17,731,560             5.00
Hygrove Capital Fund (QP), L.P.                                      15,000,000         16,394,514             4.62
Icarus Qualified Partners, L.P.                                      10,500,000          9,701,426             2.73
JL Partners, L.P.                                                    49,820,000         58,857,065            16.58
North River Partners, L.P.                                           21,650,000         23,213,683             6.54
Standard Global Equity Partners SA, L.P.                             38,700,000         40,562,275            11.43
Viking Global Equities, L.P.                                         10,000,000         11,537,889             3.25
                                                            --------------------------------------------------------------
Total                                                         $     306,920,000    $   340,946,357            96.05%
                                                            ==============================================================



*Percentages are based on Members' Capital of $354,951,917.

The aggregate cost of investments for tax purposes was $306,920,000. Net unrealized appreciation on investments for tax purposes was $34,026,357 consisting of $35,581,076 of gross unrealized appreciation and $1,554,719 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 96.05% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Aetos Capital Market Neutral Strategies Fund, LLC
                       Schedule of Investments (Unaudited)

                                  July 31, 2005

               INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

[Pie Chart Omitted]
Plot points are as follows:
Mult-Strategy Market Neutral           42.94%
Equity Investments Market Neutral      57.06%

                                                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                                                   COST              VALUE                CAPITAL*
--------------------------------------------------------------------------------------------------------------------------

AQR Absolute Return Institutional Fund, L.P.                  $      14,900,000    $    15,574,855            17.54%
Bravura 99 Fund, L.P.                                                 8,682,132          9,725,776            10.95
Cantillion U.S. Low Volatility, L.P.                                 27,500,000         28,467,142            32.06
GMO Market Neutral Fund (Onshore)                                     6,384,310          6,413,961             7.23
GMO Mean Reversion Fund                                              16,000,000         18,000,475            20.27
                                                           ---------------------------------------------------------------
Total                                                         $      73,466,442    $    78,182,209            88.05%
                                                           ===============================================================


*Percentages are based on Members' Capital of $88,795,119.

The aggregate cost of investments for tax purposes was $73,466,442. Net unrealized appreciation on investments for tax purposes was $4,715,767 consisting of $4,715,767 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 88.05% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2005
                                   (Unaudited)


                                                                 AETOS CAPITAL                       AETOS CAPITAL
                                              AETOS CAPITAL       DISTRESSED       AETOS CAPITAL        MARKET
                                              MULTI-STRATEGY      INVESTMENT        LONG/SHORT          NEUTRAL
                                                ARBITRAGE         STRATEGIES        STRATEGIES        STRATEGIES
                                                 FUND, LLC         FUND, LLC         FUND, LLC         FUND, LLC
                                            --------------------------------------------------------------------------
ASSETS
Investments in portfolio funds, at cost         $240,806,549       $37,950,000       $306,920,000      $73,466,442
                                            --------------------------------------------------------------------------
Investments in portfolio funds, at value        $258,346,597       $44,623,893       $340,946,357      $78,182,209
Cash and cash equivalents                         12,162,956         4,760,001         14,456,820       10,754,284
Accrued income                                        32,563            12,583             38,685           28,443
Due from investment manager                               --            10,980                 --            6,574
Other assets                                           3,125             2,963              4,391            3,152
                                            --------------------------------------------------------------------------
   Total assets                                  270,545,241        49,410,420        355,446,253       88,974,662
                                            --------------------------------------------------------------------------

LIABILITIES
Redemptions of Interests payable                      19,852                --             43,035               --
Investment manager fees payable                      172,202            31,404            226,244           56,597
Administration fees payable                           44,405             8,370             58,644           14,919
Board of Managers' fees payable                        6,844             6,844              6,844            6,844
Other accrued expenses                               134,920            94,558            159,569          101,183
                                            --------------------------------------------------------------------------
   Total liabilities                                 378,223           141,176            494,336          179,543
                                            --------------------------------------------------------------------------

   NET MEMBERS' CAPITAL                         $270,167,018       $49,269,244       $354,951,917      $88,795,119
                                            ==========================================================================

MEMBERS' CAPITAL
Net capital                                     $252,626,970       $42,595,351       $320,925,560      $84,079,352
Net unrealized appreciation on investments
   in portfolio funds                             17,540,048         6,673,893         34,026,357        4,715,767
                                            --------------------------------------------------------------------------
    Members' Capital                            $270,167,018       $49,269,244       $354,951,917      $88,795,119
                                            ==========================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2005
                                   (Unaudited)

                                                                 AETOS CAPITAL                       AETOS CAPITAL
                                              AETOS CAPITAL       DISTRESSED       AETOS CAPITAL        MARKET
                                              MULTI-STRATEGY      INVESTMENT        LONG/SHORT          NEUTRAL
                                                ARBITRAGE         STRATEGIES        STRATEGIES        STRATEGIES
                                                FUND, LLC         FUND, LLC          FUND, LLC        FUND, LLC
                                            --------------------------------------------------------------------------
Investment income:
    Interest                                   $    64,046        $   47,920        $   133,131      $   107,042
                                            --------------------------------------------------------------------------

Expenses:
    Management fees                                954,664           175,130          1,265,530          319,772
    Administration fees                            132,121            25,380            176,003           44,877
    Board of Managers' fees                         13,688            13,688             13,688           13,688
    Professional fees                               89,950            70,450             99,550           73,550
    Custodian fees                                  14,704             4,228             18,908            6,172
    Printing fees                                   12,000            12,000             12,000           12,000
    Registration fees                                  620               620                620              620
    Other expenses                                   2,768             2,768              2,768            2,768
                                            --------------------------------------------------------------------------
          Total expenses                         1,220,515           304,264          1,589,067          473,447
          Fund expenses reimbursed                      --           (70,902)                --          (47,186)
                                            --------------------------------------------------------------------------
Net expenses                                     1,220,515           233,362          1,589,067          426,261
                                            --------------------------------------------------------------------------
Net investment loss                             (1,156,469)         (185,442)        (1,455,936)        (319,219)
                                            --------------------------------------------------------------------------
Net gain on portfolio funds sold                        --                --                676               --
Net change in unrealized appreciation on
    investments in portfolio funds               9,666,896         1,731,616         17,916,961        1,667,907
                                            --------------------------------------------------------------------------
Net increase in Members' Capital derived
    from investment activities                 $ 8,510,427        $1,546,174        $16,461,701      $ 1,348,688
                                            ==========================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

For the six-month period ended July 31, 2005 and the year ended January 31, 2005

                                                                                        AETOS CAPITAL DISTRESSED
                                                  AETOS CAPITAL MULTI-STRATEGY            INVESTMENT STRATEGIES
                                                        ARBITRAGE FUND, LLC                     FUND, LLC
                                                  --------------------------------  ----------------------------------
                                                     2/1/05 -          2/1/04 -        2/1/05 -           2/1/04 -
                                                     7/31/05           1/31/05         7/31/05            1/31/05
                                                   (UNAUDITED)                        (UNAUDITED)
                                                  --------------------------------  ----------------------------------
From investment activities:
   Net investment loss                            $ (1,156,469)     $ (1,340,727)         $(185,442)      $(324,337)
   Net gain on portfolio funds sold                         --                --                 --              --
   Net change in unrealized appreciation on
    investments in portfolio funds                   9,666,896         6,931,365           1,731,616      3,931,069
                                                  --------------------------------  ----------------------------------
        Net increase in Members' Capital
         derived from investment activities          8,510,427         5,590,638           1,546,174      3,606,732
                                                  --------------------------------  ----------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                 17,458,902       198,877,612           2,647,384     34,412,376
   Redemptions of Interests                        (1,766,086)          (196,464)           (178,502)      (163,410)
   Transfers of Interests                                   --         6,616,600                  --     (6,780,600)
                                                  --------------------------------  ----------------------------------
Net increase in Members' Capital derived from
    capital transactions                            15,692,816       205,297,748           2,468,882     27,468,366
                                                  --------------------------------  ----------------------------------
Net increase in Members' Capital                    24,203,243       210,888,386           4,015,056     31,075,098
Members' Capital at beginning of period            245,963,775        35,075,389          45,254,188     14,179,090
                                                  --------------------------------  ----------------------------------
Members' Capital at end of period                 $270,167,018      $245,963,775         $49,269,244    $45,254,188
                                                  ================================  ==================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

For the six-month period ended July 31, 2005 and the year ended January 31, 2005


                                                                                           AETOS CAPITAL MARKET
                                                      AETOS CAPITAL LONG/SHORT              NEUTRAL STRATEGIES
                                                        STRATEGIES FUND, LLC                    FUND, LLC
                                               -----------------------------------  ----------------------------------
                                                     2/1/05 -          2/1/04 -        2/1/05 -           2/1/04 -
                                                     7/31/05           1/31/05         7/31/05            1/31/05
                                                   (UNAUDITED)                        (UNAUDITED)
                                               -----------------------------------  ----------------------------------
From investment activities:
   Net investment loss                            $ (1,455,936)     $ (1,821,116)        $  (319,219)  $   (495,128)
   Net gain (loss) on portfolio funds sold                 676           401,496                  --        (35,660)
   Net change in unrealized appreciation on
    investments in portfolio funds                  17,916,961        14,218,146           1,667,907      2,853,177
                                               ------------------------------------  ---------------------------------
        Net increase in Members' Capital
         derived from investment activities         16,461,701        12,798,526           1,348,688      2,322,389
                                               ------------------------------------  ---------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                 14,994,910       255,135,361           5,627,594    65,834,326
   Redemptions of Interests                         (1,841,626)         (417,274)           (410,798)      (58,815)
   Transfers of Interests                                   --           152,000                  --        12,000
                                               ------------------------------------  ---------------------------------
Net Increase in Members' Capital derived from
    capital transactions                            13,153,284       254,870,087           5,216,796    65,787,511
                                               ------------------------------------  ---------------------------------
Net increase in Members' Capital                    29,614,985       267,668,613           6,565,484    68,109,900
Members' Capital at beginning of period            325,336,932        57,668,319          82,229,635    14,119,735
                                               ------------------------------------  ---------------------------------
Members' Capital at end of period                 $354,951,917      $325,336,932         $88,795,119   $82,229,635
                                               ====================================  =================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                  For the six-month period ended July 31, 2005
                                   (Unaudited)

                                                                      AETOS CAPITAL                   AETOS CAPITAL
                                                      AETOS CAPITAL     DISTRESSED    AETOS CAPITAL       MARKET
                                                     MULTI-STRATEGY     INVESTMENT      LONG/SHORT        NEUTRAL
                                                        ARBITRAGE       STRATEGIES      STRATEGIES      STRATEGIES
                                                        FUND, LLC        FUND, LLC       FUND, LLC       FUND, LLC
                                                    ------------------------------------------------------------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                          $(9,500,000)     $        --     $(6,900,000)    $        --
Sales of Portfolio Funds                                       --               --             676              --
Net investment loss                                    (1,156,469)        (185,442)     (1,455,936)       (319,219)
Adjustments to reconcile net investment loss to net
    cash used in operating activities:
       Increase in accrued income                         (20,346)          (8,255)        (23,005)        (18,094)
       Decrease in prepaid investments                  7,000,000               --              --              --
       Decrease in receivable for sale of                      --               --         360,158              --
          investments
       Increase in due from investment manager                 --           (7,890)             --          (6,574)
       Increase in other assets                            (3,125)          (2,963)         (4,391)         (3,152)
       Increase in administration fees payable             10,363            2,135          12,790           3,169
       Increase in investment manager fees payable         42,330           31,404          51,788          33,156
       Increase in Board of Managers' fees payable          3,094            3,094           3,094           3,094
       Increase in other accrued expenses                  18,494           15,353          21,150          17,138
                                                    ------------------------------------------------------------------
Net cash used in operating activities                  (3,605,659)        (152,564)     (7,933,676)       (290,482)
                                                    ------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in sales of Interests received in advance       (204,971)              --        (197,894)             --
Increase in redemptions of Interests payable               19,852               --          43,035              --
Sales of Interests                                     17,458,902        2,647,384      14,994,910       5,627,594
Redemptions of Interests                               (1,766,086)        (178,502)     (1,841,626)       (410,798)
Transfers of Interests                                         --              --               --              --
                                                    ------------------------------------------------------------------
Net cash provided by financing activities              15,507,697        2,468,882      12,998,425       5,216,796
                                                    ------------------------------------------------------------------

Net increase in cash and cash equivalents              11,902,038        2,316,318       5,064,749       4,926,314
Cash and cash equivalents, beginning of period            260,918        2,443,683       9,392,071       5,827,970
                                                    ------------------------------------------------------------------
Cash and cash equivalents, end of period              $12,162,956       $4,760,001     $14,456,820     $10,754,284
                                                    ==================================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights


                                                       AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                                 ------------------------------------------------------------------
                                                    2/1/05 -
                                                    7/31/05           2/1/04 -           2/1/03 -        8/21/02* -
                                                  (UNAUDITED)         1/31/05            1/31/04-        1/31/03
                                                 ------------------------------------------------------------------


Total return                                            3.33%(1)          2.98%             13.17%           4.44%(1)

Net assets, end of period (000's)                  $ 270,167          $245,964           $ 35,075         $ 1,092

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                               0.96%(3)          1.07%              5.04%          43.96%(3)
Expenses, net of waivers and
  reimbursements (2)(4)                                 0.96%(3)          1.00%              1.13%           1.25%(3)
Net investment loss, before waivers
  and reimbursements                                   (0.91)%(3)        (0.96)%            (4.87)%        (43.95)%(3)
Net investment loss, net of waivers
  and reimbursements                                   (0.91)%(3)        (0.89)%            (0.96)%         (1.24)%(3)

Portfolio turnover rate (5)                             0.00%             0.00%              0.00%           0.00%


* Commencement of operations.
(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of underlying funds are not included in the expense ratio.
(3) Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5) Not annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                               -----------------------------------------------------------------------
                                                  2/1/05 -
                                                  7/31/05             2/1/04 -           2/1/03 -         8/21/02* -
                                                 (UNAUDITED)          1/31/05            1/31/03          1/31/04
                                               -----------------------------------------------------------------------
Total return                                           3.31%(1)          10.24%             22.13%           5.38%(1)

Net assets, end of period (000's)                  $ 49,269           $ 45,254           $ 14,179         $ 2,355

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                              1.30%(3)           1.55%              7.72%          22.93%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                              1.00%(3)           1.00%              1.18%           1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                (1.10)%(3)         (1.50)%            (7.65)%        (22.92)%(3)
  Net investment loss, net of waivers
    and reimbursements                                (0.80)%(3)         (0.95)%            (1.11)%         (1.24)%(3)

Portfolio turnover rate (5)                            0.00%              0.00%             16.94%           0.00%

* Commencement of operations.
(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of underlying funds are not included in the expense ratio.
(3) Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5) Not annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                               -----------------------------------------------------------------------
                                                  2/1/05 -
                                                  7/31/05             2/1/04 -           2/1/03 -         8/21/02* -
                                                (UNAUDITED)           1/31/05            1/31/04          1/31/03
                                               -----------------------------------------------------------------------
Total return                                           4.97%(1)           3.90%             12.88%          (0.89)%(1)

Net assets, end of period (000's)                 $ 354,952          $ 325,337           $ 57,668         $ 3,562

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                              0.95%(3)           1.05%              4.09%          18.87%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                              0.95%(3)           1.00%              1.14%           1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                (0.87)%(3)         (0.95)%            (3.96)%        (18.86)%(3)
  Net investment loss, net of waivers
    and reimbursements                                (0.87)%(3)         (0.90)%            (1.01)%         (1.24)%(3)

Portfolio turnover rate (5)                            0.00%              4.06%              0.00%          20.87%


* Commencement of operations.
(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of underlying funds are not included in the expense ratio.
(3) Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5) Not annualized


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                                          AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                               -----------------------------------------------------------------------
                                                  2/1/05 -
                                                  7/31/05             2/1/04 -           2/1/03 -         8/21/02* -
                                                 (UNAUDITED)          1/31/05            1/31/04          1/31/03
                                               -----------------------------------------------------------------------


Total return                                           1.66%(1)           1.84%              2.81%         0.13%(1)

Net assets, end of period (000's)                  $ 88,795           $ 82,230           $ 14,120         $ 1,526

Ratios to average net assets:
  Expenses, before waivers and
    reimbursements (2)(4)                              1.11%(3)           1.33%              8.79%          31.67%(3)
  Expenses, net of waivers and
    reimbursements (2)(4)                              1.00%(3)           1.00%              1.15%           1.25%(3)
  Net investment loss, before waivers
    and reimbursements                                (0.86)%(3)         (1.28)%            (8.69)%        (31.65)%(3)
  Net investment loss, net of waivers
    and reimbursements                                (0.75)%(3)         (0.95)%            (1.05)%         (1.23)%(3)

Portfolio turnover rate (5)                            0.00%             45.70%              0.00%           0.00%


* Commencement of operations.
(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of underlying funds are not included in the expense ratio.
(3) Annualized.
(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5) Not annualized


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2005
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC and the Aetos Capital Market Neutral Strategies Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

              Notes to Financial Statements (continued) (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

              Notes to Financial Statements (continued) (unaudited)

D. Income Taxes

Each Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E.  Distribution Policy

Each Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F.  Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G.  Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds. The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.50% of each Fund's average monthly net assets, through December 31, 2003. Effective January 1, 2004, the Investment Manager has contractually agreed to reimburse the Funds in order to limit the Funds' other expenses at 0.25% of each Fund's average monthly net assets, at least until May 31, 2006.

              Notes to Financial Statements (continued) (unaudited)

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual retainer of $25,000 and regular quarterly meeting fees of $2,500 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee receives an additional annual retainer of $1,500. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

              Notes to Financial Statements (continued) (unaudited)

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the six-month period ended July 31, 2005, purchases and sales of investments were as follows:

  FUND                                                       PURCHASES                  SALES
  -----------------------------------------------------------------------------------------------------
  Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $9,500,000                 $--
  Aetos Capital Distressed Investment Strategies Fund, LLC       --                      --
  Aetos Capital Long/Short Strategies Fund, LLC               6,900,000                  --
  Aetos Capital Market Neutral Strategies Fund, LLC              --                      --

7. INVESTMENTS

As of July 31, 2005, the Funds had investments in thirty-three Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of July 31, 2005. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown in the table apply after the lock-up provisions.

              Notes to Financial Statements (continued) (unaudited)

   AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                    INVESTMENT                  FAIR VALUE  % OF MEMBERS'
PORTFOLIO FUND NAME                                                 OBJECTIVE                     7/31/05      CAPITAL    LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
AQR Global Arbitrage Offshore Fund (USD), Ltd.              Fixed Income/Event Arbitrage       $ 28,858,389     10.68%    Quarterly
Davidson Kempner Partners                              Event Arbitrage/Distressed Investments    26,269,812      9.72     Quarterly
FFIP, L.P.                                                     Fixed Income Arbitrage            16,796,210      6.22       Annual
Ishin Fund, LLC                                                Convertible Arbitrage             11,474,168      4.25       Annual
Pentangle Partners, L.P.                                       Statistical Arbitrage             16,324,932      6.04      Monthly
Pequot Credit Opportunities Fund, L.P.                         Fixed Income Arbitrage            15,134,555      5.60       Annual
Perry Partners, L.P.                                              Event Arbitrage                33,246,461     12.31       Annual
Satellite Fund II, L.P.                                Event Arbitrage/Distressed Investments    28,674,214     10.61       Annual
South Hill Trading Corp.                                      Fixed Income Arbitrage             15,785,188      5.84      Monthly
Sowood Alpha Fund, L.P.                                Event Arbitrage/Distressed Investments    45,146,010     16.71       Annual
Standard Pacific Credit Opportunities Fund, L.P.              Fixed Income Arbitrage             20,636,658      7.64       Annual
                                                                                             --------------------------
                                                                                               $ 258,346,597    95.62%
                                                                                             --------------------------


   AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                                    INVESTMENT                  FAIR VALUE  % OF MEMBERS'
PORTFOLIO FUND NAME                                                 OBJECTIVE                     7/31/05      CAPITAL    LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
King Street Capital, L.P.                                     Distressed Investments            $ 8,352,783     16.95%     Quarterly
Satellite Credit Opportunities Fund, Ltd.                     Distressed Investments             10,306,635     20.92       Annual
Silver Point Capital Fund, L.P.                               Distressed Investments             13,874,561     28.16       Annual
Watershed Capital Partners, L.P.                              Distressed Investments             12,089,914     24.54      Quarterly
                                                                                        ----------------------------------
                                                                                               $ 44,623,893     90.57%
                                                                                        ----------------------------------

          AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                    INVESTMENT                  FAIR VALUE  % OF MEMBERS'
PORTFOLIO FUND NAME                                                 OBJECTIVE                     7/31/05      CAPITAL    LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                                  Long/Short Equity Investments         $ 35,762,827     10.08%   Semi-Annual
Bay Resource Partners, L.P.                              Long/Short Equity Investments           24,966,429      7.03       Annual
Cadmus Capital Partners (QP), L.P.                       Long/Short Equity Investments           23,763,846      6.69      Quarterly
Cantillion Pacific, L.P.                                 Long/Short Equity Investments           11,499,850      3.24      Quarterly
Cantillion U.S. Low Volatility, L.P.                   Equity Investment Market Neutral          12,683,681      3.57      Quarterly
Cavalry Technology, L.P.                                 Long/Short Equity Investments           37,993,855     10.70       Annual
The Elkhorn Fund, LLC                                    Long/Short Equity Investments           16,277,457      4.59      Quarterly
Fine Partners I, L.P.                                    Long/Short Equity Investments           17,731,560      5.00       Annual
Hygrove Capital Fund (QP), L.P.                          Long/Short Equity Investments           16,394,514      4.62      Quarterly
Icarus Qualified Partners, L.P.                             Short Equity Investments              9,701,426      2.73       Annual
JL Partners, L.P.                                        Long/Short Equity Investments           58,857,065     16.58      Quarterly
North River Partners, L.P.                               Long/Short Equity Investments           23,213,683      6.54      Quarterly
Standard Global Equity Partners SA, L.P.                 Long/Short Equity Investments           40,562,275     11.43       Annual
Viking Global Equities, L.P.                             Long/Short Equity Investments           11,537,889      3.25       Annual
                                                                                             ----------------------------
                                                                                               $340,946,357     96.05%
                                                                                             ----------------------------

              Notes to Financial Statements (continued) (unaudited)

   AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                                                    INVESTMENT                  FAIR VALUE  % OF MEMBERS'
PORTFOLIO FUND NAME                                                 OBJECTIVE                     7/31/05      CAPITAL    LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.              Multi-Strategy Market Neutral         $ 15,574,855    17.55%     Quarterly
Bravura 99 Fund, L.P.                                     Equity Investment Market Neutral         9,725,776    10.95      Quarterly
Cantillion U.S. Low Volatility L.P.                       Equity Investment Market Neutral        28,467,142    32.06      Quarterly
GMO Market Neutral Fund (Onshore)                         Equity Investment Market Neutral         6,413,961     7.22      Quarterly
GMO Mean Reversion Fund                                     Multi-Strategy Market Neutral         18,000,475    20.27      Quarterly
                                                                                              ------------------------------
                                                                                                $ 78,182,209    88.05%
                                                                                              ------------------------------


8. SUBSEQUENT EVENTS

   Through September 1, 2005, the Funds received the following contributions:

     FUND                                                            AMOUNT
     ---------------------------------------------------------------------------
     Aetos Capital Multi-Strategy Arbitrage Fund, LLC             $ 2,903,250
     Aetos Capital Distressed Investment Strategies Fund, LLC         384,250
     Aetos Capital Long/Short Strategies Fund, LLC                  6,985,250
     Aetos Capital Market Neutral Strategies Fund, LLC              5,683,250

and paid the following redemptions:

     FUND                                                            AMOUNT
     ---------------------------------------------------------------------------
     Aetos Capital Multi-Strategy Arbitrage Fund, LLC             $ 4,711,000
     Aetos Capital Distressed Investment Strategies Fund, LLC              --
     Aetos Capital Long/Short Strategies Fund, LLC                 15,001,000
     Aetos Capital Market Neutral Strategies Fund, LLC              7,485,722

             Approval of Investment Advisory Agreements (unaudited)

At a meeting held in person on July 13, 2005, the Board of Managers of each Fund, including the independent board members (the "Boards"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by Aetos. The Boards also considered the proposed fees to be charged under the advisory agreements, as well as each Fund's performance, and reviewed the comparative fee and performance data previously provided by Aetos. The Board members gave particular consideration to the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards reviewed and considered the nature and extent of the investment advisory services provided by Aetos to each Fund under the Investment Advisory Agreements (the "Advisory Agreement"), including the selection of underlying hedge funds ("Portfolio Funds"), allocation of each Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' investment managers ("Portfolio Managers"), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Aetos under the Advisory Agreement, including, among other things, providing to each Fund office facilities, equipment, and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of Aetos who provide the investment advisory and administrative services to each Fund. The Boards determined that Aetos' portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the performance of each Fund based on information provided by Aetos that showed (i) each Fund's historical performance as of May 2005 compared to various diversified hedge fund indices, and (ii) each Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally or to any one Portfolio Fund, and the relatively low level of performance volatility of the Funds. The Boards concluded that each Fund's performance was satisfactory.

       Approval of Investment Advisory Agreements (continued) (unaudited)

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the advisory fee rate and total expense ratio of each Fund. The Boards also reviewed the annual 0.50% separate program (the "Program") fee and the performance fee of up to 10% of aggregate Program net profits (the "Incentive Fee") payable to Aetos by investors in the Funds. The Boards noted that Aetos had contractually agreed to cap "other expenses," other than extraordinary or non-recurring expenses, at 0.25% at least until May 31, 2006, so that the net expenses (excluding the Incentive Fee) do not exceed (a) 1.50% of an investor's average monthly Program assets (assuming that the maximum Program fee applies), with respect to investors participating in the Program or
(b) 1.00% of an investor's average monthly Fund assets, with respect to investors investing directly in the Funds. The Boards also reviewed a report prepared by Aetos comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to Aetos, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund's advisory fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of each Fund's management fee schedule under the Advisory Agreement and noted that it does not include any breakpoints. The Boards considered that each Fund's advisory fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed information concerning the costs incurred and profits realized by Aetos and its affiliates during the previous year from Aetos' relationship with each Fund. The Boards noted that the Funds' investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by Aetos are appropriate. The Boards noted that Aetos had not been profitable in 2004 (as a large percentage of each Fund's capital inflows occurred late in the year) but was expected to be profitable in 2005. Based on their review of the information they received, the Boards concluded that the profits earned by Aetos and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Boards concluded it would be in the best interest of each Fund and its members to approve renewal of the Advisory Agreement for an additional annual term.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies filing an annual report on this Form for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Aetos Capital Distressed Investment
                                             Strategies Fund, LLC


By (Signature and Title)*                    /s/ Michael F. Klein
                                             --------------------
                                             Michael F. Klein, President

Date: 09/28/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Michael F. Klein
                                             --------------------
                                             Michael F. Klein, President

Date: 09/28/05


By (Signature and Title)*                    /s/ Scott D. Sawyer
                                             -------------------
                                             Scott D. Sawyer, Treasurer

Date: 09/28/05

* Print the name and title of each signing officer under his or her signature.